Unsecured Debt - Long-Term Debt And Short-Term Borrowings (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified																	12 Months Ended								12 Months Ended																				12 Months Ended																																																											12 Months Ended				12 Months Ended
	Nov. 30, 2013 Export Credit Facilities Fixed Rate		Nov. 30, 2012 Export Credit Facilities Fixed Rate		Nov. 30, 2013 Export Credit Facilities Fixed Rate Minimum	Nov. 30, 2012 Export Credit Facilities Fixed Rate Minimum	Nov. 30, 2013 Export Credit Facilities Fixed Rate Maximum	Nov. 30, 2012 Export Credit Facilities Fixed Rate Maximum	Nov. 30, 2013 Export Credit Facilities Euro Fixed Rate		Nov. 30, 2012 Export Credit Facilities Euro Fixed Rate		Nov. 30, 2013 Export Credit Facilities Euro Fixed Rate Minimum	Nov. 30, 2012 Export Credit Facilities Euro Fixed Rate Minimum	Nov. 30, 2013 Export Credit Facilities Euro Fixed Rate Maximum	Nov. 30, 2012 Export Credit Facilities Euro Fixed Rate Maximum	Nov. 30, 2013 Export Credit Facilities Floating Rate		Nov. 30, 2012 Export Credit Facilities Floating Rate		Nov. 30, 2013 Export Credit Facilities Floating Rate Minimum	Nov. 30, 2012 Export Credit Facilities Floating Rate Minimum	Nov. 30, 2013 Export Credit Facilities Floating Rate Maximum	Nov. 30, 2012 Export Credit Facilities Floating Rate Maximum	Nov. 30, 2013 Export Credit Facility Euro Floating Rate		Nov. 30, 2012 Export Credit Facility Euro Floating Rate		Nov. 30, 2013 Export Credit Facility Euro Floating Rate Minimum	Nov. 30, 2012 Export Credit Facility Euro Floating Rate Minimum	Nov. 30, 2013 Export Credit Facility Euro Floating Rate Maximum	Nov. 30, 2012 Export Credit Facility Euro Floating Rate Maximum	Nov. 30, 2013 Bank Loans Fixed Rate		Nov. 30, 2012 Bank Loans Fixed Rate		Nov. 30, 2013 Bank Loans Fixed Rate Minimum	Nov. 30, 2012 Bank Loans Fixed Rate Minimum	Nov. 30, 2013 Bank Loans Fixed Rate Maximum	Nov. 30, 2012 Bank Loans Fixed Rate Maximum	Nov. 30, 2013 Bank Loans Euro Fixed Rate		Nov. 30, 2012 Bank Loans Euro Fixed Rate		Nov. 30, 2013 Bank Loans Floating Rate		Nov. 30, 2012 Bank Loans Floating Rate		Nov. 30, 2013 Bank Loans Floating Rate Minimum	Nov. 30, 2012 Bank Loans Floating Rate Minimum	Nov. 30, 2013 Bank Loans Floating Rate Maximum	Nov. 30, 2012 Bank Loans Floating Rate Maximum	Nov. 30, 2013 Bank Loans Euro Floating Rate		Nov. 30, 2012 Bank Loans Euro Floating Rate		Nov. 30, 2013 Private Placement Notes Fixed Rate		Nov. 30, 2012 Private Placement Notes Fixed Rate		Nov. 30, 2013 Private Placement Notes Fixed Rate Minimum	Nov. 30, 2012 Private Placement Notes Fixed Rate Minimum	Nov. 30, 2013 Private Placement Notes Fixed Rate Maximum	Nov. 30, 2012 Private Placement Notes Fixed Rate Maximum	Nov. 30, 2013 Private Placement Notes Euro Fixed Rate		Nov. 30, 2012 Private Placement Notes Euro Fixed Rate		Nov. 30, 2013 Private Placement Notes Euro Fixed Rate Minimum	Nov. 30, 2012 Private Placement Notes Euro Fixed Rate Minimum	Nov. 30, 2013 Private Placement Notes Euro Fixed Rate Maximum	Nov. 30, 2012 Private Placement Notes Euro Fixed Rate Maximum	Nov. 30, 2013 Publicly Traded Notes Fixed Rate		Nov. 30, 2012 Publicly Traded Notes Fixed Rate		Nov. 30, 2013 Publicly Traded Notes Fixed Rate Minimum	Nov. 30, 2012 Publicly Traded Notes Fixed Rate Minimum	Nov. 30, 2013 Publicly Traded Notes Fixed Rate Maximum	Nov. 30, 2012 Publicly Traded Notes Fixed Rate Maximum	Nov. 30, 2013 Publicly Traded Notes Euro Fixed Rate		Nov. 30, 2012 Publicly Traded Notes Euro Fixed Rate		Nov. 30, 2013 Debt Other		Nov. 30, 2012 Debt Other		Nov. 30, 2013 Debt Other Minimum	Nov. 30, 2012 Debt Other Minimum	Nov. 30, 2013 Debt Other Maximum	Nov. 30, 2012 Debt Other Maximum	Nov. 30, 2013 Euro Bank Loans	Nov. 30, 2012 Euro Bank Loans		Nov. 30, 2013 U.S Dollar Denominated Debt	Nov. 30, 2012 U.S Dollar Denominated Debt	Nov. 30, 2013 Euro Denominated	Nov. 30, 2012 Euro Denominated	Nov. 30, 2013 Debt Interest Rate Subject To Credit Rating Changes	Nov. 30, 2013 Unsecured Floating Rate Euro Denominated Revolving Bank Loan Facility [Domain]	Nov. 30, 2013 U.S Dollar Denominated Debt Export Credit Facilities Floating Rate	Nov. 30, 2013 U.S Dollar Denominated Debt Bank Loans Floating Rate	Nov. 30, 2013 Unsecured Publicly traded Notes [Member]	Oct. 09, 2013 Unsecured Publicly traded Notes [Member]	Feb. 28, 2013 Unsecured Publicly traded Notes [Member]	Dec. 31, 2012 Unsecured Publicly traded Notes [Member]	Nov. 30, 2013 Unsecured Publicly traded Notes [Member] U.S Dollar Denominated Debt	Nov. 30, 2013 Euro Denominated Export Credit Facility Euro Floating Rate
Debt Outstanding [Line Items]
Debt instrument, interest rate					4.20%	4.20%	5.50%	5.50%					3.80%	3.80%	4.50%	4.50%					1.40%	1.40%	1.90%	1.90%					0.20%	0.20%	1.30%	1.30%					2.50%	2.50%	4.40%	4.40%	3.90%		3.90%						0.80%	0.80%	1.40%	1.40%	0.80%		0.80%						5.90%	5.90%	6.00%	6.00%					6.90%	6.90%	7.30%	7.30%					1.20%	1.20%	7.90%	7.90%									3.80%	3.80%	7.30%	7.30%	1.90%	1.90%	[1]
Debt instrument maturity year	2020		2020						2025		2025						2025		2025						2026		2026						2016		2016						2021		2021		2018		2018						2014		2014		2016		2016						2018		2018						2028		2028										2030		2030						2014	2014
Percentage of total Debt																																																																																																69.00%	58.00%	31.00%	42.00%
Long-term debt	$ 1,684	[2],[3]	$ 2,009	[2],[3]					$ 408	[2],[3]	$ 423	[2],[3]					$ 1,196	[3],[4],[5]	$ 1,303	[3],[4],[5]					$ 1,742	[2],[3],[6]	$ 1,516	[2],[3],[6]					$ 650	[2],[3]	$ 650	[2],[3]					$ 276	[2],[3]	$ 296	[2],[3]	$ 850	[2],[3],[7]	$ 700	[2],[3],[7]					$ 138	[2],[3],[8]	$ 132	[2],[3],[8]	$ 116	[3]	$ 116	[3]					$ 194	[2],[3]	$ 185	[2],[3]					$ 2,219	[10],[3],[4],[9]	$ 517	[10],[3],[4],[9]					$ 0	[3]	$ 971	[3]	$ 27	[3]	$ 28	[3]												$ 3,400	$ 265	$ 526	$ 150						$ 311
Debt Instrument, Face Amount																																																																																																									$ 700	$ 500	$ 500
Debt Instrument, Interest Rate, Stated Percentage																																																																																																									4.00%	1.20%	1.90%
Debt Instrument Maturity Month Year																	May 2025								March 2025																				November 2018																																																											2017-12-31				October 2020
Debt instrument maturity period																	2024-05								2024-05

[1]	The interest rate associated with our short-term borrowings represents an aggregate-weighted average interest rate.
[2]	Includes $3.4 billion of debt whose interest rates, and in the case of our main revolver its commitment fees, would increase upon a downgrade in the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc.
[3]	The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2013, 69% and 31% (58% and 42% at November 30, 2012) of our debt was U.S. dollar and euro-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our fixed rate debt can only be called or prepaid by incurring additional costs. In addition, substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders’ equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2013, we believe we were in compliance with all of our debt covenants.
[4]	In 2013, we issued $500 million of publicly-traded notes, which bear interest at 1.2% and are due in February 2016. The proceeds were used to repay a like amount of floating rate export credit facilities prior to their maturity dates through 2022.
[5]	In 2013, we borrowed $526 million under an export credit facility, the proceeds of which were used to pay for a portion of Royal Princess’ purchase price and is due in semi-annual installments through May 2025.
[6]	In 2013, we borrowed $311 million under a euro-denominated export credit facility, the proceeds of which were used to pay for a portion of AIDAstella’s purchase price and is due in semi-annual installments through March 2025.
[7]	In 2013, we borrowed $150 million under a floating rate bank loan, which is due in November 2018. We used the net proceeds of this loan for general corporate purposes.
[8]	In 2013, we entered into a $265 million euro-denominated floating rate revolving bank loan facility. This facility has a perpetual term, although we can terminate it at any time and the bank can terminate the facility at any time upon nine months notice. The facility can be drawn beginning in May 2014.
[9]	In 2013, we issued $500 million of publicly-traded notes, which bear interest at 1.9% and are due in December 2017. We used the net proceeds of these notes for general corporate purposes, including repayments of portions of debt facilities maturing in 2013.
[10]	In 2013, we issued $700 million of publicly-traded notes, which bear interest at 4.0% and are due in October 2020. We intend to use the net proceeds of these notes for general corporate purposes, which may include repaying portions of various debt facilities maturing through May 2014.